Note 3 - Recently Issued Accounting Standards	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

NOTE
3.
RECENTLY ISSUED ACCOUNTING STANDARDS

Recently Adopted Accounting Standards

     In
August 2018,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.

2018
-
13,
Fair Value Measurement
. ASU
2018
-
13
modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The amendments in ASU
2018
-
13
will be effective for fiscal years beginning after
December
15,
2019,
and interim periods within those fiscal years, which will be fiscal
2021
for us. Early adoption is permitted for the removed disclosures and delayed adoption is permitted until fiscal
2021
for the new disclosures. We adopted ASU
2018
-
13
early, effective the quarter ended
September 30, 2018.
The removed and modified disclosures were adopted on a retrospective basis and the new disclosures on a prospective basis. The adoption did not
have a significant effect on our financial statements.

     In
February 2018,
the FASB issued ASU
No.
2018
-
02,
Income Statement—Reporting Comprehensive Income (Topic
220
)
. ASU
2018
-
02
addresses the effect of the change in the U.S. federal corporate tax rate on items within accumulated other comprehensive income or loss due to the enactment of the Act “To provide for reconciliation pursuant to titles II and V of the concurrent resolution on the budget for fiscal year
2018”
(the “Tax Reform Act”) on
December
22,
2017.
The guidance will be effective for fiscal years beginning after
December
15,
2018,
and interim periods within those fiscal years, which will be fiscal
2020
for us. Early adoption is permitted, and we adopted ASU
2018
-
02
in the quarter ended
June
30,
2018.
The adoption resulted in a
$60,365
reclassification from accumulated other comprehensive loss to retained earnings due to the change in the federal corporate tax rate.

     In
August 2016,
the FASB issued ASU
No.
2016
-
15,
Statement of Cash Flows (Topic
230
), Classification of Certain Cash Receipts and Cash Payments
, which made
eight
targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. We adopted ASU
2016
-
15
retrospectively in the quarter ended
June
30,
2018.
The adoption did
not
have a significant impact on our financial statements.

     In
January 2016,
the FASB issued ASU
No.
2016
-
01,
Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities
. The amendment changed the accounting for and financial statement presentation of equity investments, other than those accounted for under the equity method of accounting or those that result in consolidation of the investee. The amendment provides clarity on the measurement methodology to be used for the required disclosure of fair value of financial instruments measured at amortized cost on the balance sheet and clarifies that an entity should evaluate the need for a valuation allowance on deferred tax assets related to available-for-sale securities in combination with the entity’s other deferred tax assets, among other changes. We adopted ASU
2016
-
01
retrospectively in the quarter ended
June
30,
2018.
The adoption did
not
have a significant impact on our financial statements.

     In
May 2014,
the FASB issued ASU
No.
2014
-
09,
which superseded the revenue recognition requirements in Accounting Standards Codification
605,
Revenue Recognition
. ASU
2014
-
09
is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. It also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. We adopted the guidance using the modified retrospective method to contracts that were not
complete as of
April
1,
2018.
The adoption did
not
have significant impact on our financial statements.

     Information regarding all other applicable recently issued accounting standards, on which our position have not
changed since our latest annual financial statements, are contained in the financial statements included in our Annual Report on Form
10
-K for the year ended
March
31,
2018.

New Accounting Standard
Not
Yet Adopted

     In
February 2016,
the FASB issued ASU
No.

2016
-
02,
Lease Accounting
. ASU
2016
-
02
requires recognition of lease assets and lease liabilities on the balance sheet of lessees. In
July 2018,
the FASB issued ASU
2018
-
10,
Codification Improvements to Topic
842
(Leases)
, which provides narrow amendments to clarify how to apply certain aspects of the new lease standard. The guidance will be effective for fiscal years beginning after
December
15,
2018,
and interim periods within those fiscal years, which will be fiscal
2020
for us. In
July 2018,
the FASB issued ASU
No.

2018
-
11,
Leases Topic (
842
): Targeted Improvements.
This ASU provides companies an option to apply the transition provisions of the new lease standard at its adoption date instead of at the earliest comparative period presented in its financial statements. We expect to adopt the new lease guidance using the newly-approved transition method. We expect to recognize a liability and corresponding asset associated with in-scope operating and finance leases but are still in the process of determining those amounts and the processes required to account for leasing activity on an ongoing basis.